Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000232947 | U.S. Treasury Bonds,11/15/2040,1.375,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232947 | U.S. Treasury Notes,08/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232947 | U.S. Treasury Notes,05/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232947 | U.S. Treasury Notes,11/15/2030,0.875,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232947 | U.S. Treasury Notes,03/31/2026,0.75,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232947 | FNMA UMBS,07/01/2054,6,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232947 | FHLMC UMBS,08/01/2052,3,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | U.S. Treasury Bonds,05/15/2040,1.125,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | FNMA UMBS,03/01/2054,6,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232947 | FHLMC UMBS,07/01/2054,5.5,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232947 | AAA
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000232947 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232947 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232947 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000232947 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232947 | B
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232947 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232947 | Unrated Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232947 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232947 | US Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000232947 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000232947 | US Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232947 | Asset Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232947 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232947 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232947 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232947 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232947 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232947 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232947 | Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232948 | Meta Platforms, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000232948 | Berkshire Hathaway, Inc.,,0,B
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232948 | Procter & Gamble Co. (The),,0,
Holdings [Line Items]
Percent of Total Investments	3.10%
C000232948 | Costco Wholesale Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232948 | Alphabet, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232948 | Walmart, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232948 | JPMorgan Chase & Co.,,0,
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232948 | Alphabet, Inc.,,0,C
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232948 | Coca-Cola Co. (The),,0,
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232948 | Prologis, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232948 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000232948 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000232948 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000232948 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000232948 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241667 | FNMA,06/01/2029,4.93,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241667 | FHLMC Multifamily Structured Pass-Through Certificates,01/25/2029,5.4,A2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241667 | FNMA,07/01/2029,2.79,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241667 | FNMA,04/01/2027,3.18,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241667 | FNMA,04/01/2027,3.13,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241667 | AREIT Trust,01/20/2037,6.5913696,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | TRTX Issuer Ltd.,02/15/2039,6.7327308,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | Greystone CRE Notes Ltd.,07/15/2039,6.2309916,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | FHLMC Multifamily Structured Pass-Through Certificates,12/25/2027,1.603,A2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | BBCMS Mortgage Trust,09/15/2057,5.208,A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | AAA
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000241667 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241667 | A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241667 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241667 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241667 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241667 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000241667 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000241667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241668 | FHLMC UMBS,08/01/2052,3,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,11/25/2054,6,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241668 | FHLMC UMBS,12/01/2051,2,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241668 | FNMA UMBS,02/01/2051,2.5,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241668 | FNMA UMBS,09/01/2050,2.5,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241668 | FHLMC UMBS,02/01/2050,3,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241668 | FNMA UMBS,09/01/2053,5.5,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241668 | FHLMC UMBS,02/01/2051,2.5,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241668 | FNMA UMBS,08/01/2054,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FHLMC UMBS,03/01/2052,3,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000241668 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241668 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241668 | Other
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000241668 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241668 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000241668 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000241668 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247709 | U.S. Treasury Bills,12/24/2024,0.000001,
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000247709 | U.S. Treasury Bills,10/10/2024,0.000001,
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000247709 | U.S. Treasury Bills,11/05/2024,0.000001,
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000247709 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.86,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247709 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.83,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247709 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000247709 | Cash
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247709 | Commodity_Energy
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000247709 | Commodity_Agriculture
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000247709 | Commodity_Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247709 | Commodity_Livestock
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247709 | Commodity_Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247710 | Vistra Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Lumen Technologies, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Yum China Holdings, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Constellation Energy Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Wayfair, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | United Airlines Holdings, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | EchoStar Corp.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | JetBlue Airways Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Altice USA, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Las Vegas Sands Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000247710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247710 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000247710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%